Deposits (Tables)	12 Months Ended
Mar. 31, 2014
Deposit Liabilities Table Disclosures

The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US$97 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2014) or more and the balances of those deposits issued by foreign offices in amounts of US$100,000 or more at March 31, 2013 and 2014 are as follows:

	2013	2014
	(in millions of yen)
Domestic offices:
Time deposits	18,302,196	18,351,826
Certificates of deposit	11,393,094	8,117,512

Total	29,695,290	26,469,338

Foreign offices:
Time deposits	8,209,016	9,555,568
Certificates of deposit	3,933,688	4,638,265

Total	12,142,704	14,193,833

Interest Bearing Deposit Liabilities by Maturity Disclosures

The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2014 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	24,079,640	8,115,532	32,195,172
Due after one year through two years	1,910,790	1,980	1,912,770
Due after two years through three years	1,243,980	—	1,243,980
Due after three years through four years	342,948	—	342,948
Due after four years through five years	412,261	—	412,261
Due after five years	133,735	—	133,735

Total	28,123,354	8,117,512	36,240,866

Foreign offices:
Due in one year or less	9,526,641	4,630,546	14,157,187
Due after one year through two years	20,176	7,719	27,895
Due after two years through three years	9,528	—	9,528
Due after three years through four years	1,102	—	1,102
Due after four years through five years	3,240	—	3,240
Due after five years	392	—	392

Total	9,561,079	4,638,265	14,199,344

Total	37,684,433	12,755,777	50,440,210